Schedule of Investments (unaudited)	iShares® International Treasury Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Government Obligations

Australia — 4.6%
Australia Government Bond
0.25%, 11/21/25(a)	AUD	1,462	$910,680
0.50%, 09/21/26(a)	AUD	1,058	645,177
1.00%, 12/21/30(a)	AUD	2,117	1,158,296
1.00%, 11/21/31(a)	AUD	2,746	1,457,159
1.25%, 05/21/32	AUD	2,555	1,361,402
1.50%, 06/21/31(a)	AUD	1,290	719,536
1.75%, 11/21/32(a)	AUD	1,610	881,454
1.75%, 06/21/51(a)	AUD	1,015	370,889
2.25%, 05/21/28(a)	AUD	1,489	922,358
2.50%, 05/21/30(a)	AUD	779	473,329
2.75%, 11/21/27(a)	AUD	1,339	848,573
2.75%, 11/21/28(a)	AUD	2,639	1,657,002
2.75%, 11/21/29(a)	AUD	623	386,523
2.75%, 06/21/35(a)	AUD	865	495,354
2.75%, 05/21/41(a)	AUD	1,130	589,641
3.00%, 11/21/33(a)	AUD	1,557	930,716
3.00%, 03/21/47(a)	AUD	1,281	647,776
3.25%, 04/21/29(a)	AUD	1,581	1,009,888
3.25%, 06/21/39(a)	AUD	582	334,124
3.50%, 12/21/34(a)	AUD	1,074	663,454
3.75%, 05/21/34(a)	AUD	1,690	1,070,340
3.75%, 04/21/37(a)	AUD	1,479	919,606
4.25%, 04/21/26(a)	AUD	1,790	1,177,430
4.25%, 06/21/34(a)	AUD	1,300	858,908
4.50%, 04/21/33(a)	AUD	3,077	2,071,705
4.75%, 04/21/27(a)	AUD	1,431	959,169
4.75%, 06/21/54(a)	AUD	732	487,921
			24,008,410
Austria — 4.6%
Republic of Austria Government Bond
0.00%, 10/20/28(b)	EUR	944	918,294
0.00%, 02/20/30(b)	EUR	1,194	1,120,085
0.00%, 02/20/31(b)	EUR	1,114	1,014,414
0.00%, 10/20/40(b)	EUR	908	604,153
0.25%, 10/20/36(b)	EUR	334	262,501
0.50%, 04/20/27(b)	EUR	1,313	1,342,982
0.50%, 02/20/29(a)(b)	EUR	1,014	1,001,269
0.70%, 04/20/71(b)	EUR	467	232,236
0.75%, 10/20/26(b)	EUR	1,104	1,146,151
0.75%, 02/20/28(b)	EUR	772	783,863
0.75%, 03/20/51(b)	EUR	883	559,328
0.85%, 06/30/2120(b)	EUR	443	225,767
0.90%, 02/20/32(b)	EUR	1,067	1,014,342
1.20%, 10/20/25(b)	EUR	1,299	1,375,195
1.50%, 02/20/47(b)	EUR	809	651,025
1.50%, 11/02/86(b)	EUR	194	127,801
1.85%, 05/23/49(b)	EUR	553	471,546
2.00%, 07/15/26(b)	EUR	437	466,842
2.10%, 12/31/99(b)	EUR	498	417,102
2.40%, 05/23/34(b)	EUR	927	967,731
2.90%, 05/23/29(a)(b)	EUR	389	427,100
2.90%, 02/20/33(a)(b)	EUR	1,627	1,777,724
2.90%, 02/20/34(a)(b)	EUR	1,173	1,278,556
3.15%, 06/20/44(b)	EUR	664	724,435
3.15%, 10/20/53(b)	EUR	353	384,517
3.20%, 07/15/39(a)	EUR	430	473,879
3.45%, 10/20/30(a)(b)	EUR	552	624,560
3.80%, 01/26/62(b)	EUR	334	417,247
Security	Par (000)		Value

Austria (continued)
4.15%, 03/15/37(a)(b)	EUR	784	$952,610
4.85%, 03/15/26(b)	EUR	391	436,235
6.25%, 07/15/27	EUR	1,443	1,721,322
			23,920,812
Belgium — 4.6%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)	EUR	620	618,523
0.00%, 10/22/31(a)(b)	EUR	637	569,232
0.10%, 06/22/30(b)	EUR	1,090	1,020,753
0.35%, 06/22/32(b)	EUR	1,136	1,022,645
0.40%, 06/22/40(b)	EUR	920	651,168
0.65%, 06/22/71(b)	EUR	463	213,110
0.80%, 06/22/27(b)	EUR	1,099	1,130,993
0.80%, 06/22/28(b)	EUR	440	446,056
0.90%, 06/22/29(b)	EUR	1,768	1,769,720
1.00%, 06/22/26(b)	EUR	613	643,052
1.00%, 06/22/31(b)	EUR	1,040	1,009,047
1.40%, 06/22/53(b)	EUR	461	318,010
1.45%, 06/22/37(b)	EUR	395	354,816
1.60%, 06/22/47(b)	EUR	627	493,142
1.70%, 06/22/50(b)	EUR	681	526,927
1.90%, 06/22/38(b)	EUR	718	671,687
2.15%, 06/22/66(b)	EUR	477	383,684
2.25%, 06/22/57(b)	EUR	510	426,655
2.75%, 04/22/39(b)	EUR	141	145,700
2.75%, 04/22/39(a)(b)	EUR	369	381,300
2.85%, 10/22/34(a)(b)	EUR	477	514,013
3.00%, 06/22/33(b)	EUR	917	1,008,302
3.00%, 06/22/34(b)	EUR	725	794,753
3.30%, 06/22/54(b)	EUR	516	544,033
3.30%, 06/22/54(a)(b)	EUR	270	284,668
3.45%, 06/22/43(a)(b)	EUR	324	359,065
3.50%, 06/22/55(b)	EUR	201	218,924
3.50%, 06/22/55(a)(b)	EUR	260	283,186
3.75%, 06/22/45(a)	EUR	692	798,351
4.00%, 03/28/32(a)	EUR	654	769,168
4.25%, 03/28/41(b)	EUR	216	265,164
4.50%, 03/28/26(b)	EUR	1,075	1,195,662
5.00%, 03/28/35(b)	EUR	1,251	1,604,698
5.50%, 03/28/28	EUR	1,564	1,862,893
Series 86, 1.25%, 04/22/33(b)	EUR	815	780,688
			24,079,788
Canada — 4.6%
Canadian Government Bond
0.25%, 03/01/26	CAD	4,016	2,760,835
0.50%, 09/01/25	CAD	857	598,941
0.50%, 12/01/30	CAD	1,517	937,120
1.00%, 09/01/26	CAD	108	74,554
1.00%, 06/01/27	CAD	188	128,310
1.25%, 03/01/27	CAD	273	187,983
1.25%, 06/01/30	CAD	1,443	943,643
1.50%, 06/01/26	CAD	210	146,866
1.50%, 06/01/31	CAD	1,268	827,844
1.50%, 12/01/31	CAD	1,620	1,049,160
1.75%, 12/01/53	CAD	1,484	776,229
2.00%, 06/01/28	CAD	1,199	835,075
2.00%, 06/01/32	CAD	1,703	1,137,056
2.00%, 12/01/51	CAD	1,223	687,082
2.25%, 06/01/29	CAD	456	319,456
2.50%, 12/01/32	CAD	398	274,940

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Canada (continued)
2.75%, 09/01/27	CAD	1,051	$751,545
2.75%, 06/01/33	CAD	1,090	765,625
2.75%, 12/01/48	CAD	860	572,565
2.75%, 12/01/55	CAD	1,381	907,700
2.75%, 12/01/64	CAD	232	152,887
3.00%, 06/01/34	CAD	1,242	886,415
3.25%, 09/01/28	CAD	1,217	886,212
3.25%, 12/01/33	CAD	1,354	987,523
3.50%, 08/01/25	CAD	123	88,643
3.50%, 03/01/28	CAD	722	529,270
3.50%, 09/01/29	CAD	300	221,600
3.50%, 12/01/45	CAD	501	376,908
4.00%, 05/01/26	CAD	1,470	1,072,467
4.00%, 03/01/29	CAD	1,830	1,376,506
4.00%, 06/01/41	CAD	390	309,458
4.50%, 11/01/25	CAD	1,418	1,034,714
4.50%, 02/01/26	CAD	410	300,195
5.00%, 06/01/37	CAD	286	245,726
5.75%, 06/01/29	CAD	340	275,425
5.75%, 06/01/33	CAD	687	595,199
			24,021,677
Denmark — 3.6%
Denmark Government Bond
0.00%, 11/15/31	DKK	17,440	2,159,855
0.25%, 11/15/52	DKK	18,513	1,481,786
0.50%, 11/15/27	DKK	22,126	3,033,605
0.50%, 11/15/29	DKK	11,873	1,578,096
1.75%, 11/15/25	DKK	18,365	2,632,208
2.25%, 11/15/26(b)	DKK	3,979	573,705
2.25%, 11/15/33	DKK	15,111	2,180,065
4.50%, 11/15/39	DKK	29,702	5,395,982
			19,035,302
Finland — 4.5%
Finland Government Bond
0.00%, 09/15/26(a)(b)	EUR	72	73,654
0.00%, 09/15/30(b)	EUR	1,269	1,170,143
0.13%, 09/15/31(b)	EUR	1,083	979,669
0.13%, 04/15/36(b)	EUR	863	676,744
0.13%, 04/15/52(b)	EUR	915	467,214
0.25%, 09/15/40(b)	EUR	723	507,883
0.50%, 04/15/26(b)	EUR	1,047	1,091,576
0.50%, 09/15/27(b)	EUR	915	930,061
0.50%, 09/15/28(b)	EUR	1,674	1,666,172
0.50%, 09/15/29(b)	EUR	304	295,988
0.50%, 04/15/43(a)(b)	EUR	830	576,149
0.75%, 04/15/31(b)	EUR	1,337	1,279,163
0.88%, 09/15/25(b)	EUR	1,702	1,799,974
1.13%, 04/15/34(b)	EUR	1,096	1,018,876
1.38%, 04/15/27(b)	EUR	508	532,278
1.38%, 04/15/47(b)	EUR	1,123	889,345
1.50%, 09/15/32(b)	EUR	1,031	1,016,014
2.63%, 07/04/42(b)	EUR	1,041	1,064,421
2.69%, 09/15/26(b)	EUR	300	306,892
2.75%, 07/04/28(b)	EUR	1,140	1,242,352
2.75%, 04/15/38(b)	EUR	862	906,396
2.88%, 04/15/29(a)(b)	EUR	1,433	1,568,947
2.95%, 04/15/55(a)(b)	EUR	771	814,055
3.00%, 09/15/33(b)	EUR	1,608	1,769,633
3.00%, 09/15/34(b)	EUR	1,088	1,193,466
			23,837,065
Security	Par (000)		Value

France — 8.5%
French Republic Government Bond OAT
0.00%, 11/25/29(a)(b)	EUR	1,178	$1,106,605
0.00%, 11/25/30(a)(b)	EUR	1,268	1,157,255
0.00%, 11/25/31(a)(b)	EUR	1,378	1,219,171
0.00%, 05/25/32(a)(b)	EUR	987	858,817
0.25%, 11/25/26(a)(b)	EUR	975	997,264
0.50%, 05/25/26(a)(b)	EUR	1,672	1,737,322
0.50%, 05/25/29(a)(b)	EUR	1,482	1,446,232
0.50%, 05/25/40(b)	EUR	605	433,059
0.50%, 06/25/44(a)(b)	EUR	492	315,593
0.50%, 05/25/72(b)	EUR	315	126,716
0.75%, 02/25/28(a)(b)	EUR	1,658	1,677,736
0.75%, 05/25/28(a)(b)	EUR	1,341	1,351,012
0.75%, 11/25/28(a)(b)	EUR	717	715,370
0.75%, 05/25/52(a)(b)	EUR	815	464,479
0.75%, 05/25/53(b)	EUR	606	337,300
1.00%, 11/25/25(a)(b)	EUR	1,028	1,084,476
1.00%, 05/25/27(a)(b)	EUR	1,044	1,078,347
1.25%, 05/25/34(a)(b)	EUR	1,350	1,249,625
1.25%, 05/25/36(b)	EUR	914	810,333
1.25%, 05/25/38(a)(b)	EUR	613	519,325
1.50%, 05/25/31(a)(b)	EUR	1,466	1,464,094
1.50%, 05/25/50(b)	EUR	717	522,696
1.75%, 06/25/39(b)	EUR	837	750,853
1.75%, 05/25/66(b)	EUR	396	274,243
2.00%, 11/25/32(a)(b)	EUR	1,014	1,027,277
2.00%, 05/25/48(b)	EUR	602	502,969
2.50%, 09/24/26(b)	EUR	674	725,425
2.50%, 09/24/27(b)	EUR	159	171,028
2.50%, 05/25/30(a)(b)	EUR	1,762	1,884,041
2.50%, 05/25/43(b)	EUR	402	382,509
2.71%, 02/25/27(a)(b)	EUR	667	673,857
2.75%, 10/25/27(a)(b)	EUR	1,791	1,940,532
2.75%, 02/25/29(a)(b)	EUR	1,107	1,200,087
2.84%, 02/25/26(a)(b)	EUR	1,406	1,456,213
3.00%, 05/25/33(a)(b)	EUR	891	971,035
3.00%, 06/25/49(a)(b)	EUR	261	263,372
3.00%, 05/25/54(a)(b)	EUR	517	507,767
3.25%, 05/25/45(a)(b)	EUR	747	793,323
3.25%, 05/25/55(b)	EUR	299	306,831
3.25%, 05/25/55(a)(b)	EUR	315	323,250
3.50%, 04/25/26(a)(b)	EUR	1,360	1,488,453
3.50%, 11/25/33(a)(b)	EUR	1,148	1,297,338
4.00%, 10/25/38(a)(b)	EUR	541	638,354
4.00%, 04/25/55(b)	EUR	428	505,843
4.00%, 04/25/60(a)(b)	EUR	499	596,187
4.50%, 04/25/41(a)(b)	EUR	944	1,178,875
4.75%, 04/25/35(a)(b)	EUR	868	1,085,656
5.50%, 04/25/29(a)(b)	EUR	1,496	1,814,950
5.75%, 10/25/32(a)(b)	EUR	797	1,041,665
			44,474,760
Germany — 6.8%
Bundesobligation
1.30%, 10/15/27(a)	EUR	827	867,967
2.10%, 04/12/29(a)	EUR	690	742,026
2.20%, 04/13/28(a)	EUR	847	913,952
2.36%, 04/16/27(a)	EUR	287	291,600
2.40%, 10/19/28(a)	EUR	831	904,170
2.46%, 10/09/26(a)	EUR	630	646,499
2.57%, 04/10/26(a)	EUR	743	770,251
2.82%, 10/10/25(a)	EUR	368	385,514

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
Series G, 2.81%, 10/10/25(a)	EUR	523	$547,629
Bundesrepublik Deutschland Bundesanleihe
0.00%, 11/15/27(a)	EUR	465	467,073
0.00%, 08/15/29(a)	EUR	375	364,034
0.00%, 02/15/30(a)	EUR	610	586,161
0.00%, 08/15/30(a)	EUR	731	695,335
0.00%, 02/15/31(a)	EUR	803	755,541
0.00%, 08/15/31(a)	EUR	660	614,056
0.00%, 02/15/32(a)	EUR	776	713,466
0.00%, 05/15/35(a)	EUR	712	600,083
0.00%, 05/15/36(a)	EUR	436	356,920
0.00%, 08/15/50(a)	EUR	966	551,268
0.00%, 08/15/52(a)	EUR	803	437,104
0.25%, 02/15/27(a)	EUR	541	555,209
0.25%, 08/15/28(a)	EUR	362	362,485
0.25%, 02/15/29(a)	EUR	696	691,028
0.50%, 02/15/26(a)	EUR	1,373	1,438,053
0.50%, 08/15/27(a)	EUR	869	891,476
0.50%, 02/15/28(a)	EUR	783	797,532
1.00%, 05/15/38(a)	EUR	733	658,359
1.25%, 08/15/48(a)	EUR	686	573,841
1.70%, 08/15/32(a)	EUR	579	603,776
1.80%, 08/15/53(a)	EUR	928	857,570
2.10%, 11/15/29(a)	EUR	942	1,012,832
2.20%, 02/15/34(a)	EUR	479	514,826
2.30%, 02/15/33(a)	EUR	1,087	1,182,795
2.40%, 11/15/30(a)	EUR	406	443,664
2.48%, 08/15/26(a)	EUR	847	872,024
2.50%, 07/04/44(a)	EUR	846	909,582
2.50%, 08/15/46(a)	EUR	708	761,674
2.50%, 08/15/54(a)	EUR	225	242,367
2.60%, 08/15/33(a)	EUR	1,132	1,259,802
2.60%, 05/15/41(a)	EUR	153	167,099
3.25%, 07/04/42(a)	EUR	572	682,648
4.00%, 01/04/37(a)	EUR	740	935,582
4.25%, 07/04/39(a)	EUR	472	621,752
4.75%, 07/04/28(a)	EUR	653	771,617
4.75%, 07/04/34(a)	EUR	878	1,154,398
4.75%, 07/04/40(a)	EUR	316	441,602
5.50%, 01/04/31(a)	EUR	188	243,015
5.63%, 01/04/28(a)	EUR	770	922,607
6.25%, 01/04/30(a)	EUR	299	388,891
6.50%, 07/04/27(a)	EUR	448	540,232
Series G, 0.00%, 08/15/30(a)	EUR	341	324,326
Series G, 0.00%, 08/15/31(a)	EUR	42	39,073
Series G, 0.00%, 08/15/50(a)	EUR	264	150,977
Bundesschatzanweisungen
2.50%, 03/19/26(a)	EUR	490	528,844
2.90%, 06/18/26(a)	EUR	500	544,117
3.10%, 12/12/25(a)	EUR	341	370,405
			35,666,729
Ireland — 4.6%
Ireland Government Bond
0.00%, 10/18/31(a)	EUR	1,692	1,524,630
0.20%, 05/15/27(a)	EUR	1,087	1,101,704
0.20%, 10/18/30(a)	EUR	1,567	1,469,758
0.35%, 10/18/32(a)	EUR	1,221	1,102,863
0.40%, 05/15/35(a)	EUR	1,343	1,133,846
0.55%, 04/22/41(a)	EUR	727	538,955
0.90%, 05/15/28(a)	EUR	1,953	1,992,884
1.00%, 05/15/26(a)	EUR	2,282	2,395,661
Security	Par (000)		Value

Ireland (continued)
1.10%, 05/15/29(a)	EUR	2,154	$2,184,769
1.30%, 05/15/33(a)	EUR	1,051	1,021,636
1.35%, 03/18/31(a)	EUR	1,129	1,133,886
1.50%, 05/15/50(a)	EUR	1,812	1,426,850
1.70%, 05/15/37(a)	EUR	1,450	1,373,889
2.00%, 02/18/45(a)	EUR	2,024	1,855,112
2.40%, 05/15/30(a)	EUR	1,924	2,067,280
2.60%, 10/18/34(a)	EUR	490	525,848
3.00%, 10/18/43(a)	EUR	1,044	1,131,451
			23,981,022
Israel — 4.3%
Israel Government Bond
0.50%, 02/27/26	ILS	6,281	1,569,403
1.00%, 03/31/30	ILS	11,758	2,552,678
1.30%, 04/30/32	ILS	8,417	1,731,509
1.50%, 05/31/37	ILS	9,414	1,671,311
1.75%, 08/31/25	ILS	7,469	1,926,898
2.00%, 03/31/27	ILS	7,409	1,847,273
2.25%, 09/28/28	ILS	9,644	2,336,093
2.80%, 11/29/52	ILS	4,687	778,735
3.75%, 09/30/27	ILS	3,520	914,000
3.75%, 02/28/29	ILS	7,834	2,005,288
3.75%, 03/31/47	ILS	7,519	1,582,926
4.00%, 03/30/35	ILS	3,203	784,246
5.50%, 01/31/42	ILS	5,824	1,590,685
6.25%, 10/30/26	ILS	4,771	1,314,424
			22,605,469
Italy — 7.7%
Italy Buoni Poliennali Del Tesoro
0.00%, 04/01/26(a)	EUR	460	473,989
0.25%, 03/15/28(a)	EUR	304	298,795
0.45%, 02/15/29(a)	EUR	549	529,618
0.50%, 02/01/26(a)	EUR	738	769,404
0.50%, 07/15/28(a)	EUR	555	545,930
0.60%, 08/01/31(b)	EUR	320	288,509
0.85%, 01/15/27(a)	EUR	456	469,823
0.90%, 04/01/31(a)	EUR	753	700,110
0.95%, 09/15/27(a)	EUR	24	24,469
0.95%, 09/15/27(a)(b)	EUR	600	611,733
0.95%, 08/01/30(a)	EUR	497	471,940
0.95%, 12/01/31(b)	EUR	250	229,137
0.95%, 06/01/32(a)	EUR	656	592,685
0.95%, 03/01/37(b)	EUR	491	381,938
1.10%, 04/01/27(a)	EUR	492	507,926
1.20%, 08/15/25(a)	EUR	634	672,245
1.25%, 12/01/26(a)	EUR	690	719,377
1.35%, 04/01/30(a)	EUR	763	748,738
1.45%, 03/01/36(b)	EUR	330	281,039
1.50%, 04/30/45(b)	EUR	254	178,220
1.60%, 06/01/26(a)	EUR	746	788,305
1.65%, 12/01/30(b)	EUR	571	561,582
1.65%, 03/01/32(b)	EUR	811	779,586
1.70%, 09/01/51(b)	EUR	301	202,077
1.80%, 03/01/41(a)(b)	EUR	622	495,445
2.00%, 12/01/25(a)	EUR	473	505,178
2.00%, 02/01/28(a)	EUR	819	859,089
2.05%, 08/01/27(a)	EUR	632	667,341
2.10%, 07/15/26(a)	EUR	582	619,999
2.15%, 09/01/52(b)	EUR	275	201,107
2.15%, 03/01/72(a)(b)	EUR	215	143,436

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)		Value

Italy (continued)
2.20%, 06/01/27(a)	EUR	669	$710,508
2.25%, 09/01/36(b)	EUR	231	213,780
2.45%, 09/01/33(b)	EUR	612	609,171
2.45%, 09/01/50(b)	EUR	387	308,661
2.50%, 12/01/32(a)	EUR	636	642,841
2.70%, 03/01/47(b)	EUR	88	76,073
2.80%, 12/01/28(a)	EUR	513	551,019
2.80%, 06/15/29(a)	EUR	552	589,612
2.80%, 03/01/67(b)	EUR	202	162,678
2.89%, 04/01/26(a)	EUR	158	162,805
2.95%, 02/15/27(a)	EUR	769	832,417
2.95%, 09/01/38(b)	EUR	291	283,022
3.00%, 08/01/29(a)	EUR	350	377,386
3.10%, 03/01/40(b)	EUR	304	295,860
3.25%, 03/01/38(b)	EUR	402	406,007
3.25%, 09/01/46(b)	EUR	554	527,804
3.35%, 03/01/35(b)	EUR	549	577,733
3.40%, 04/01/28(a)	EUR	681	747,964
3.45%, 07/15/27(a)	EUR	178	195,316
3.45%, 03/01/48(b)	EUR	470	458,351
3.50%, 01/15/26(a)	EUR	717	780,668
3.50%, 03/01/30(b)	EUR	774	853,376
3.60%, 09/29/25(a)	EUR	80	86,993
3.70%, 06/15/30(a)	EUR	460	510,480
3.80%, 08/01/28(a)	EUR	114	127,037
3.85%, 09/15/26(a)	EUR	263	289,852
3.85%, 12/15/29(a)	EUR	574	642,326
3.85%, 07/01/34(a)	EUR	20	22,043
3.85%, 09/01/49(b)	EUR	570	588,155
4.00%, 11/15/30(a)	EUR	197	222,006
4.00%, 10/30/31(b)	EUR	288	325,527
4.00%, 04/30/35(a)(b)	EUR	290	323,664
4.00%, 02/01/37(b)	EUR	802	889,915
4.05%, 10/30/37(a)(b)	EUR	113	124,993
4.15%, 10/01/39(a)(b)	EUR	390	429,839
4.20%, 03/01/34(a)	EUR	270	306,658
4.35%, 11/01/33(a)	EUR	431	495,817
4.40%, 05/01/33(a)	EUR	599	692,979
4.45%, 09/01/43(a)(b)	EUR	156	176,315
4.50%, 03/01/26(b)	EUR	336	371,920
4.50%, 10/01/53(a)(b)	EUR	339	382,831
4.75%, 09/01/28(b)	EUR	657	758,358
4.75%, 09/01/44(b)	EUR	622	732,303
5.00%, 08/01/34(b)	EUR	665	803,275
5.00%, 08/01/39(b)	EUR	620	748,206
5.00%, 09/01/40(b)	EUR	532	641,612
5.25%, 11/01/29(a)	EUR	990	1,183,070
5.75%, 02/01/33(a)	EUR	705	889,115
6.00%, 05/01/31(a)	EUR	977	1,232,541
7.25%, 11/01/26(a)	EUR	705	835,188
			40,514,840
Japan — 12.8%
Japan Government Five Year Bond
0.10%, 03/20/27	JPY	36,900	243,921
0.10%, 09/20/27	JPY	41,550	273,882
0.10%, 03/20/28	JPY	73,800	484,758
0.10%, 06/20/28	JPY	77,950	511,039
0.20%, 03/20/28	JPY	98,700	650,660
0.30%, 12/20/27	JPY	85,400	565,765
0.30%, 12/20/28	JPY	21,250	139,861
0.31%, 12/20/25	JPY	24,950	166,022
Security	Par (000)		Value

Japan (continued)
0.40%, 09/20/28	JPY	88,400	$585,568
0.40%, 03/20/29	JPY	68,650	453,364
0.42%, 06/20/26	JPY	43,050	285,092
0.43%, 09/20/26	JPY	14,550	96,238
0.48%, 06/20/27	JPY	33,900	223,185
0.50%, 03/20/29	JPY	106,950	709,509
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	44,450	175,854
0.50%, 03/20/59	JPY	79,500	308,883
0.50%, 03/20/60	JPY	99,650	379,176
0.70%, 03/20/61	JPY	110,550	447,934
0.80%, 03/20/58	JPY	49,850	220,900
0.90%, 03/20/57	JPY	74,350	345,880
1.00%, 03/20/62	JPY	73,100	326,582
1.30%, 03/20/63	JPY	99,000	484,641
1.40%, 03/20/55	JPY	33,100	182,552
1.70%, 03/20/54	JPY	22,450	134,444
1.90%, 03/20/53	JPY	34,850	220,076
2.00%, 03/20/52	JPY	61,050	395,989
2.20%, 03/20/49	JPY	32,800	226,109
2.20%, 03/20/50	JPY	40,050	274,277
2.20%, 03/20/51	JPY	58,450	397,536
2.40%, 03/20/48	JPY	2,200	15,786
Japan Government Ten Year Bond
0.10%, 12/20/26	JPY	59,050	390,915
0.10%, 03/20/27	JPY	26,400	174,513
0.10%, 06/20/27	JPY	30,150	199,040
0.10%, 09/20/27	JPY	43,650	287,725
0.10%, 12/20/27	JPY	16,300	107,261
0.10%, 03/20/28	JPY	113,150	743,230
0.10%, 06/20/28	JPY	101,950	668,383
0.10%, 12/20/28	JPY	42,850	279,703
0.10%, 06/20/29	JPY	38,000	246,875
0.10%, 09/20/29	JPY	26,050	168,935
0.10%, 12/20/29	JPY	11,450	74,119
0.10%, 06/20/30	JPY	26,150	168,548
0.10%, 03/20/31	JPY	47,000	300,552
0.10%, 06/20/31	JPY	32,100	204,640
0.10%, 09/20/31	JPY	49,200	312,646
0.10%, 12/20/31	JPY	15,600	98,807
0.20%, 09/20/32	JPY	39,250	247,859
0.40%, 06/20/33	JPY	95,400	606,712
0.50%, 12/20/32	JPY	32,800	211,774
0.50%, 03/20/33	JPY	40,100	258,272
0.60%, 12/20/33	JPY	178,200	1,146,271
0.80%, 09/20/33	JPY	79,050	519,417
0.80%, 03/20/34	JPY	99,700	651,369
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	36,200	171,338
0.40%, 06/20/49	JPY	15,500	70,565
0.40%, 09/20/49	JPY	50,850	229,805
0.40%, 12/20/49	JPY	70,900	319,068
0.40%, 03/20/50	JPY	38,450	172,036
0.50%, 09/20/46	JPY	30,500	150,799
0.50%, 03/20/49	JPY	46,750	219,877
0.60%, 12/20/46	JPY	37,050	186,703
0.60%, 06/20/50	JPY	54,700	257,563
0.60%, 09/20/50	JPY	54,600	255,704
0.70%, 06/20/48	JPY	65,300	328,058
0.70%, 12/20/48	JPY	39,550	196,991
0.70%, 12/20/50	JPY	23,600	113,153

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Japan (continued)
0.70%, 03/20/51	JPY	83,250	$397,086
0.70%, 06/20/51	JPY	79,950	379,958
0.70%, 09/20/51	JPY	77,150	364,730
0.70%, 12/20/51	JPY	53,300	251,067
0.80%, 03/20/46	JPY	44,650	239,004
0.80%, 06/20/47	JPY	11,350	59,419
0.80%, 09/20/47	JPY	33,650	175,583
0.80%, 12/20/47	JPY	25,400	131,898
0.80%, 03/20/48	JPY	55,900	288,872
0.90%, 09/20/48	JPY	22,000	115,575
1.00%, 03/20/52	JPY	79,800	407,179
1.20%, 06/20/53	JPY	36,850	195,591
1.30%, 06/20/52	JPY	84,500	464,909
1.40%, 09/20/45	JPY	22,100	134,721
1.40%, 12/20/45	JPY	31,150	189,214
1.40%, 09/20/52	JPY	57,150	321,708
1.40%, 03/20/53	JPY	44,250	247,871
1.50%, 12/20/44	JPY	26,050	163,259
1.50%, 03/20/45	JPY	54,950	343,243
1.60%, 06/20/45	JPY	21,050	133,531
1.60%, 12/20/52	JPY	62,200	366,602
1.60%, 12/20/53	JPY	51,600	301,991
1.70%, 06/20/33	JPY	31,850	226,072
1.70%, 12/20/43	JPY	34,100	223,536
1.70%, 03/20/44	JPY	62,850	410,882
1.70%, 06/20/44	JPY	35,900	234,059
1.70%, 09/20/44	JPY	33,350	216,810
1.80%, 11/22/32	JPY	14,050	100,507
1.80%, 03/20/43	JPY	78,350	525,001
1.80%, 09/20/43	JPY	44,950	299,709
1.80%, 09/20/53	JPY	33,600	206,712
1.80%, 03/20/54	JPY	97,900	600,490
1.90%, 09/20/42	JPY	56,250	384,410
1.90%, 06/20/43	JPY	36,350	247,094
2.00%, 12/20/33	JPY	12,750	92,693
2.00%, 09/20/40	JPY	85,350	600,712
2.00%, 09/20/41	JPY	103,000	719,945
2.00%, 03/20/42	JPY	83,600	582,133
2.10%, 09/20/33	JPY	22,500	164,898
2.20%, 09/20/39	JPY	58,650	426,518
2.20%, 03/20/41	JPY	84,150	606,601
2.30%, 05/20/32	JPY	12,900	95,428
2.30%, 03/20/35	JPY	24,750	184,289
2.30%, 12/20/35	JPY	26,450	196,965
2.30%, 12/20/36	JPY	35,250	262,157
2.30%, 03/20/39	JPY	68,850	507,465
2.30%, 03/20/40	JPY	82,550	605,929
2.40%, 03/20/34	JPY	27,650	207,769
2.40%, 12/20/34	JPY	22,150	166,439
2.40%, 09/20/38	JPY	73,750	551,664
2.50%, 06/20/34	JPY	26,450	200,372
2.50%, 09/20/34	JPY	20,600	156,122
2.50%, 09/20/35	JPY	19,000	144,149
2.50%, 03/20/36	JPY	28,550	216,675
2.50%, 06/20/36	JPY	35,250	267,557
2.50%, 09/20/36	JPY	19,150	145,334
2.50%, 09/20/37	JPY	45,350	343,801
2.50%, 03/20/38	JPY	47,600	360,499
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	30,750	181,380
0.30%, 06/20/39	JPY	52,550	293,888
Security	Par (000)		Value

Japan (continued)
0.30%, 09/20/39	JPY	102,350	$569,629
0.30%, 12/20/39	JPY	71,250	394,183
0.40%, 03/20/36	JPY	49,700	302,092
0.40%, 03/20/39	JPY	40,650	232,237
0.40%, 03/20/40	JPY	97,250	544,114
0.40%, 06/20/40	JPY	40,600	225,827
0.40%, 09/20/40	JPY	41,250	228,082
0.40%, 06/20/41	JPY	75,100	408,319
0.50%, 09/20/36	JPY	57,900	352,730
0.50%, 03/20/38	JPY	69,500	411,725
0.50%, 06/20/38	JPY	59,050	347,906
0.50%, 12/20/38	JPY	18,100	105,572
0.50%, 12/20/40	JPY	89,650	501,592
0.50%, 03/20/41	JPY	70,600	392,726
0.50%, 09/20/41	JPY	84,750	466,505
0.50%, 12/20/41	JPY	88,950	487,035
0.60%, 12/20/36	JPY	61,100	375,100
0.60%, 06/20/37	JPY	49,700	302,463
0.60%, 09/20/37	JPY	55,750	337,916
0.60%, 12/20/37	JPY	46,750	281,957
0.70%, 09/20/38	JPY	87,250	526,499
0.80%, 03/20/42	JPY	81,750	469,976
0.90%, 06/20/42	JPY	92,650	539,863
1.10%, 09/20/42	JPY	77,250	463,907
1.10%, 03/20/43	JPY	66,200	394,734
1.10%, 06/20/43	JPY	45,150	268,233
1.20%, 12/20/34	JPY	70,050	471,648
1.20%, 03/20/35	JPY	51,400	345,113
1.20%, 09/20/35	JPY	60,850	406,958
1.30%, 12/20/43	JPY	65,750	402,418
1.40%, 09/20/34	JPY	69,900	480,857
1.40%, 12/20/42	JPY	66,750	420,640
1.50%, 06/20/32	JPY	34,250	239,758
1.50%, 03/20/33	JPY	30,850	215,654
1.50%, 03/20/34	JPY	53,000	368,911
1.50%, 06/20/34	JPY	44,200	307,192
1.50%, 09/20/43	JPY	59,100	375,095
1.60%, 03/20/32	JPY	30,500	215,024
1.60%, 06/20/32	JPY	19,050	134,295
1.60%, 03/20/33	JPY	34,000	239,492
1.60%, 12/20/33	JPY	4,000	28,113
1.60%, 03/20/44	JPY	59,350	381,190
1.70%, 09/20/31	JPY	2,200	15,607
1.70%, 12/20/31	JPY	36,550	259,379
1.70%, 03/20/32	JPY	25,950	184,190
1.70%, 06/20/32	JPY	27,450	194,867
1.70%, 09/20/32	JPY	27,750	197,030
1.70%, 12/20/32	JPY	37,200	264,206
1.70%, 06/20/33	JPY	3,950	28,037
1.70%, 09/20/33	JPY	51,550	365,907
1.80%, 09/20/30	JPY	26,550	188,807
1.80%, 06/20/31	JPY	24,850	177,300
1.80%, 09/20/31	JPY	48,300	344,831
1.80%, 12/20/31	JPY	43,150	308,227
1.80%, 03/20/32	JPY	52,850	377,660
1.80%, 12/20/32	JPY	2,500	17,886
1.90%, 12/20/28	JPY	34,700	244,518
1.90%, 03/20/29	JPY	13,050	92,146
1.90%, 09/20/30	JPY	16,150	115,484
1.90%, 06/20/31	JPY	12,850	92,244
2.00%, 09/20/25	JPY	116,850	794,905

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Japan (continued)
2.00%, 03/20/27	JPY	20,450	$141,962
2.00%, 06/20/30	JPY	26,850	192,624
2.00%, 12/20/30	JPY	31,450	226,579
2.00%, 03/20/31	JPY	37,700	271,949
2.10%, 03/20/27	JPY	46,800	325,696
2.10%, 06/20/27	JPY	19,500	136,178
2.10%, 09/20/27	JPY	16,250	113,848
2.10%, 12/20/27	JPY	46,400	326,158
2.10%, 06/20/28	JPY	67,150	474,669
2.10%, 12/20/28	JPY	23,450	166,582
2.10%, 03/20/29	JPY	36,600	260,631
2.10%, 06/20/29	JPY	7,400	52,800
2.10%, 09/20/29	JPY	29,850	213,683
2.10%, 12/20/29	JPY	3,400	24,405
2.10%, 03/20/30	JPY	30,250	217,704
2.10%, 12/20/30	JPY	54,050	391,604
2.20%, 09/20/27	JPY	2,200	15,459
2.20%, 03/20/28	JPY	42,300	299,185
2.20%, 09/20/28	JPY	15,350	109,216
2.20%, 06/20/29	JPY	20,500	146,918
2.20%, 03/20/31	JPY	38,550	281,516
2.30%, 06/20/27	JPY	3,100	21,767
2.40%, 03/20/28	JPY	18,950	134,933
Japan Government Two Year Bond
0.01%, 09/01/25	JPY	150,050	998,601
0.25%, 08/01/25	JPY	179,850	1,197,271
0.30%, 11/01/25	JPY	113,300	754,373
0.31%, 12/01/25	JPY	74,300	493,840
0.35%, 02/01/26	JPY	137,150	911,962
0.40%, 06/01/26	JPY	140,100	934,888
			67,357,896
Netherlands — 4.5%
Netherlands Government Bond
0.00%, 01/15/29(b)	EUR	1,216	1,182,309
0.00%, 07/15/30(b)	EUR	977	916,307
0.00%, 07/15/31(b)	EUR	657	600,329
0.00%, 01/15/38(b)	EUR	1,084	815,580
0.00%, 01/15/52(b)	EUR	1,041	551,144
0.25%, 07/15/29(b)	EUR	1,282	1,248,700
0.50%, 07/15/26(b)	EUR	908	944,358
0.50%, 07/15/32(b)	EUR	1,161	1,076,437
0.50%, 07/15/32(a)(b)	EUR	150	139,074
0.50%, 01/15/40(b)	EUR	1,005	784,639
0.75%, 07/15/27(b)	EUR	896	922,289
0.75%, 07/15/28(b)	EUR	1,086	1,101,748
2.00%, 01/15/54(b)	EUR	993	918,309
2.50%, 01/15/30(b)	EUR	534	579,366
2.50%, 01/15/33(b)	EUR	1,194	1,290,139
2.50%, 07/15/33(b)	EUR	751	809,356
2.50%, 07/15/34(b)	EUR	641	687,548
2.51%, 01/15/27(b)	EUR	872	887,854
2.75%, 01/15/26(b)	EUR	1,200	1,248,336
2.75%, 01/15/47(b)	EUR	1,745	1,894,758
3.25%, 01/15/44(a)(b)	EUR	423	491,522
3.75%, 01/15/42(b)	EUR	1,384	1,702,737
4.00%, 01/15/37(b)	EUR	1,175	1,445,819
5.50%, 01/15/28(b)	EUR	1,349	1,604,318
			23,842,976
Security	Par (000)		Value

New Zealand — 3.5%
New Zealand Government Bond
0.25%, 05/15/28	NZD	3,561	$1,840,345
0.50%, 05/15/26	NZD	1,033	574,474
1.50%, 05/15/31	NZD	3,298	1,656,297
1.75%, 05/15/41	NZD	1,167	455,209
2.00%, 05/15/32	NZD	2,576	1,304,735
2.75%, 04/15/37(a)	NZD	2,126	1,044,632
2.75%, 05/15/51	NZD	2,050	844,771
3.00%, 04/20/29	NZD	3,268	1,858,072
3.50%, 04/14/33(a)	NZD	3,387	1,897,323
4.25%, 05/15/34	NZD	2,081	1,228,043
4.50%, 04/15/27(a)	NZD	3,992	2,398,820
4.50%, 05/15/30	NZD	2,449	1,488,227
4.50%, 05/15/35	NZD	1,432	857,751
5.00%, 05/15/54	NZD	1,240	757,874
			18,206,573
Norway — 2.2%
Norway Government Bond
1.25%, 09/17/31(b)	NOK	9,569	757,681
1.38%, 08/19/30(b)	NOK	16,936	1,381,240
1.50%, 02/19/26(b)	NOK	21,626	1,913,746
1.75%, 02/17/27(b)	NOK	1,689	148,271
1.75%, 09/06/29(b)	NOK	9,868	834,890
2.00%, 04/26/28(b)	NOK	23,454	2,044,749
2.13%, 05/18/32(b)	NOK	14,272	1,191,784
3.00%, 08/15/33(b)	NOK	17,860	1,578,076
3.50%, 10/06/42(a)(b)	NOK	6,421	593,154
3.63%, 04/13/34(b)	NOK	9,201	853,327
			11,296,918
Singapore — 4.6%
Singapore Government Bond
0.50%, 11/01/25	SGD	1,637	1,183,338
1.25%, 11/01/26	SGD	3,540	2,551,703
1.63%, 07/01/31	SGD	809	557,894
1.88%, 03/01/50	SGD	1,560	953,786
1.88%, 10/01/51	SGD	1,258	759,421
2.13%, 06/01/26	SGD	2,365	1,741,204
2.25%, 08/01/36	SGD	1,957	1,369,270
2.38%, 07/01/39	SGD	1,113	780,249
2.63%, 05/01/28	SGD	1,547	1,147,710
2.63%, 08/01/32	SGD	1,545	1,135,327
2.75%, 04/01/42	SGD	1,706	1,250,088
2.75%, 03/01/46	SGD	1,939	1,416,455
2.88%, 09/01/27	SGD	498	372,395
2.88%, 08/01/28	SGD	994	745,199
2.88%, 07/01/29	SGD	1,415	1,060,853
2.88%, 09/01/30	SGD	2,140	1,604,160
3.00%, 04/01/29	SGD	350	264,010
3.00%, 08/01/72(a)	SGD	1,341	1,029,782
3.25%, 06/01/54(a)	SGD	560	449,533
3.38%, 09/01/33	SGD	2,395	1,862,212
3.38%, 05/01/34	SGD	330	257,223
3.50%, 03/01/27	SGD	2,089	1,585,496
			24,077,308
Spain — 5.0%
Spain Government Bond
0.00%, 01/31/26	EUR	821	851,156
0.00%, 01/31/28	EUR	753	742,340
0.10%, 04/30/31(b)	EUR	700	632,999
0.50%, 04/30/30(b)	EUR	376	359,059

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)		Value

Spain (continued)
0.50%, 10/31/31(b)	EUR	660	$606,021
0.60%, 10/31/29(b)	EUR	669	649,791
0.70%, 04/30/32(b)	EUR	779	716,975
0.80%, 07/30/27(b)	EUR	800	818,986
0.80%, 07/30/29	EUR	554	546,283
0.85%, 07/30/37(a)(b)	EUR	410	328,931
1.00%, 07/30/42(b)	EUR	286	206,997
1.00%, 10/31/50(b)	EUR	410	248,227
1.20%, 10/31/40(b)	EUR	615	478,555
1.25%, 10/31/30(b)	EUR	752	742,835
1.30%, 10/31/26(b)	EUR	284	297,852
1.40%, 04/30/28(b)	EUR	871	900,051
1.40%, 07/30/28(b)	EUR	463	477,010
1.45%, 10/31/27(b)	EUR	603	627,746
1.45%, 04/30/29(b)	EUR	644	658,859
1.45%, 10/31/71(b)	EUR	290	157,814
1.50%, 04/30/27(b)	EUR	589	617,334
1.85%, 07/30/35(b)	EUR	529	503,958
1.90%, 10/31/52(b)	EUR	473	352,246
1.95%, 04/30/26(b)	EUR	781	832,728
1.95%, 07/30/30(b)	EUR	541	559,852
2.15%, 10/31/25(b)	EUR	322	344,986
2.35%, 07/30/33(b)	EUR	497	510,952
2.55%, 10/31/32(b)	EUR	564	593,487
2.70%, 10/31/48(b)	EUR	595	547,702
2.75%, 01/31/27	EUR	649	656,318
2.80%, 05/31/26	EUR	572	618,490
2.90%, 10/31/46(b)	EUR	396	382,958
3.15%, 04/30/33(b)	EUR	717	786,022
3.25%, 04/30/34(a)(b)	EUR	474	520,419
3.45%, 10/31/34(b)	EUR	380	422,939
3.45%, 07/30/43(a)(b)	EUR	329	349,402
3.45%, 07/30/66(b)	EUR	255	255,908
3.50%, 05/31/29	EUR	329	368,415
3.55%, 10/31/33(a)(b)	EUR	112	126,218
3.90%, 07/30/39(b)	EUR	444	506,251
4.00%, 10/31/54(a)(b)	EUR	240	269,898
4.20%, 01/31/37(b)	EUR	406	481,782
4.70%, 07/30/41(b)	EUR	472	589,248
4.90%, 07/30/40(b)	EUR	457	579,855
5.15%, 10/31/28(b)	EUR	431	511,915
5.15%, 10/31/44(b)	EUR	401	531,637
5.75%, 07/30/32	EUR	684	889,451
5.90%, 07/30/26(b)	EUR	626	717,542
6.00%, 01/31/29	EUR	692	853,083
			26,329,483

Sweden — 2.2%
Sweden Government Bond
0.13%, 05/12/31(a)(b)	SEK	15,805	1,306,202
0.75%, 05/12/28(a)	SEK	18,780	1,676,332
0.75%, 11/12/29(a)	SEK	21,155	1,859,270
1.00%, 11/12/26(a)	SEK	25,220	2,294,744
1.75%, 11/11/33(a)	SEK	17,270	1,576,477
2.25%, 06/01/32(a)	SEK	13,230	1,260,675
3.50%, 03/30/39(a)	SEK	12,935	1,410,274
			11,383,974
United Kingdom — 5.9%
United Kingdom Gilt
0.13%, 01/31/28(a)	GBP	284	322,380
0.25%, 07/31/31(a)	GBP	517	521,335
Security	Par (000)		Value

United Kingdom (continued)
0.38%, 10/22/26(a)	GBP	989	$1,175,418
0.38%, 10/22/30(a)	GBP	347	363,515
0.50%, 01/31/29(a)	GBP	635	706,610
0.50%, 10/22/61(a)	GBP	414	164,615
0.63%, 07/31/35(a)	GBP	551	494,916
0.63%, 10/22/50(a)	GBP	508	269,648
0.88%, 10/22/29(a)	GBP	481	535,615
0.88%, 07/31/33(a)	GBP	970	959,554
0.88%, 01/31/46(a)	GBP	603	393,020
1.00%, 01/31/32(a)	GBP	996	1,044,813
1.13%, 01/31/39(a)	GBP	699	595,412
1.13%, 10/22/73(a)	GBP	247	117,963
1.25%, 07/22/27(a)	GBP	494	589,210
1.25%, 10/22/41(a)	GBP	636	511,497
1.25%, 07/31/51(a)	GBP	481	307,011
1.50%, 07/22/26(a)	GBP	527	645,548
1.50%, 07/22/47(a)	GBP	368	271,218
1.50%, 07/31/53(a)	GBP	529	351,861
1.63%, 10/22/28(a)	GBP	360	425,265
1.63%, 10/22/54(a)	GBP	400	272,382
1.63%, 10/22/71(a)	GBP	335	200,773
1.75%, 09/07/37(a)	GBP	398	387,984
1.75%, 01/22/49(a)	GBP	189	144,542
1.75%, 07/22/57(a)	GBP	589	407,065
2.00%, 09/07/25(a)	GBP	328	410,613
2.50%, 07/22/65(a)	GBP	406	333,756
3.25%, 01/31/33(a)	GBP	851	1,040,944
3.25%, 01/22/44(a)	GBP	536	580,873
3.50%, 10/22/25(a)	GBP	663	841,495
3.50%, 01/22/45(a)	GBP	542	605,631
3.50%, 07/22/68(a)	GBP	397	420,846
3.75%, 03/07/27(a)	GBP	70	89,125
3.75%, 01/29/38(a)	GBP	537	658,309
3.75%, 07/22/52(a)	GBP	313	353,408
3.75%, 10/22/53(a)	GBP	675	757,456
3.82%, 01/30/26(a)	GBP	277	337,077
4.00%, 01/22/60(a)	GBP	327	383,815
4.00%, 10/22/63(a)	GBP	493	576,736
4.13%, 01/29/27(a)	GBP	764	982,259
4.13%, 07/22/29(a)	GBP	197	255,685
4.25%, 12/07/27(a)	GBP	451	586,579
4.25%, 06/07/32(a)	GBP	433	572,233
4.25%, 07/31/34(a)	GBP	228	298,704
4.25%, 03/07/36(a)	GBP	462	602,358
4.25%, 09/07/39(a)	GBP	363	464,088
4.25%, 12/07/40(a)	GBP	343	435,344
4.25%, 12/07/46(a)	GBP	433	536,215
4.25%, 12/07/49(a)	GBP	283	348,785
4.25%, 12/07/55(a)	GBP	341	418,511
4.38%, 07/31/54(a)	GBP	352	439,753
4.50%, 06/07/28(a)	GBP	840	1,101,244
4.50%, 09/07/34(a)	GBP	253	338,384
4.50%, 12/07/42(a)	GBP	328	426,065
4.63%, 01/31/34(a)	GBP	720	972,339
4.75%, 12/07/30(a)	GBP	813	1,100,069
4.75%, 12/07/38(a)	GBP	445	603,133
4.75%, 10/22/43(a)	GBP	303	403,973

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)		Value

United Kingdom (continued)
6.00%, 12/07/28(a)	GBP	532	$744,781
			31,199,756
Total Long-Term Investments — 99.1%
(Cost: $591,845,939)			519,840,758

	Shares

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.29%(c)(d)	120,000	120,000

Total Short-Term Securities — 0.0%
(Cost: $120,000)		120,000

Total Investments — 99.1%
(Cost: $591,965,939)		519,960,758

Other Assets Less Liabilities — 0.9%		4,497,858

Net Assets — 100.0%		$524,458,616

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$230,000	$—	$(110,000	)(a)	$—	$—	$120,000	120,000	$8,412	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$519,840,758	$—	$519,840,758
Short-Term Securities
Money Market Funds	120,000	—	—	120,000
	$120,000	$519,840,758	$—	$519,960,758

Currency Abbreviation

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
ILS	Israeli Shekel